Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Numerator
Net income	$ 122,027	$ 131,448	$ 124,279	$ 101,692	$ 44,266	$ 91,530	$ 101,727	$ 116,873	$ 479,446	[1]	$ 354,396	[1]	$ 436,826
Net income and dividends attributable to participating restricted shares									(3,295)		(2,650)		(3,517)
Numerator for basic earnings per common share									476,151		351,746		433,309
Undistributed income allocated to participating restricted shares									2,252		1,617		2,512
Undistributed income reallocated to participating restricted shares									(2,240)		(1,603)		(2,488)
Numerator for diluted earnings per common share									$ 476,163		$ 351,760		$ 433,333
Denominator
Weighted average number of shares outstanding - basic									137,418		142,422		146,017
Weighted average number of participating restricted shares									(944)		(1,065)		(1,176)
Weighted average number of common shares - basic									136,474		141,357		144,841
Effect of dilutive stock options granted									691		1,282		1,414
Weighted average number of common shares - diluted									137,165		142,639		146,255
Basic earnings per common share	$ 0.90	$ 0.96	$ 0.90	$ 0.73	$ 0.31	$ 0.64	$ 0.71	$ 0.81	$ 3.49		$ 2.49		$ 2.99
Diluted earnings per common share	$ 0.90	$ 0.96	$ 0.90	$ 0.72	$ 0.31	$ 0.64	$ 0.70	$ 0.80	$ 3.47		$ 2.47		$ 2.96

[1]	In fiscal years 2019 and 2018, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.